Trade and Other Receivables and Prepayments - Schedule of Trade and Other Receivables and Prepayments (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Trade and Other Receivables and Prepayments [Abstract]
Trade amounts due from related parties	R 17	R 369
Trade receivables	735,130	672,370
Expected credit loss provision	(275,651)	(210,906)
Total trade receivables	459,496	461,833
Other receivables
Non-trade amounts due from related parties	290	173
Deposits	25,081	24,631
Sundry debtors	26,744	38,661
Finance lease receivables		12,888
Total other receivables	511,611	538,186
Prepayments	69,513	63,726
Other taxes	5,929	7,178
Total trade and other receivables and prepayments	587,053	609,090
Non-current	679	11,629
Current	586,374	597,461
Total trade and other receivables and prepayments	R 587,053	R 609,090